Fair Value Measurements - Schedule of Placement in Fair Value Hierarchy of Assets Measured at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	$ 160,617,362	$ 136,078,796
Money Market Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	108,673	151,738
Common/collective Trusts
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	31,538,124	29,918,906
Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	111,203,112	93,640,067
Self-directed Accounts
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	8,576,758	4,374,772
Regency Centers Corporation Common Stock Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	9,190,695	7,993,313
Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	151,426,667	128,085,483
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money Market Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	108,673	151,738
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common/collective Trusts
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	31,538,124	29,918,906
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	111,203,112	93,640,067
Quoted Prices in Active Markets for Identical Assets (Level 1) | Self-directed Accounts
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	8,576,758	4,374,772
Quoted Prices in Active Markets for Identical Assets (Level 1) | Regency Centers Corporation Common Stock Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2)
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	9,190,695	7,993,313
Significant Other Observable Inputs (Level 2) | Money Market Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2) | Common/collective Trusts
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2) | Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2) | Self-directed Accounts
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2) | Regency Centers Corporation Common Stock Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	9,190,695	7,993,313
Significant Unobservable Inputs (Level 3)
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Money Market Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Common/collective Trusts
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Self-directed Accounts
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Regency Centers Corporation Common Stock Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 0